Major Commitments and Contingencies (Contingencies) (Details) - Personal Injury and Other Claims Provision [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Canada [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	$ (4)	$ 11	$ (11)
Loss Contingency Accrual [Roll Forward]
Beginning of year	180	168	182
Accruals and other	41	44	16
Payments	(56)	(32)	(30)
End of year	165	180	168
Current portion - End of year	29	24	27
U.S. [Member]
Loss Contingency [Abstract]
Increase (decrease) to personal injury and other claims provision pursuant to the results of external actuarial studies	13	2	(9)
Loss Contingency Accrual [Roll Forward]
Beginning of year	131	128	125
Accruals and other	43	34	33
Payments	(65)	(28)	(39)
Foreign exchange	10	(3)	9
End of year	119	131	128
Current portion - End of year	$ 18	$ 27	$ 18